SHAREHOLDERS' EQUITY (Summary of Stock Options Outstanding By Exercise Price Range) (Details)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Outstanding
Number of options | shares	5,201,661
Exercisable
Number of options | shares	1,791,130
Exercise Price Range One [Member]
Outstanding
Ranges of exercise price, Lower limit	$ 12.18
Ranges of exercise price, Upper limit	$ 14.74
Number of options | shares	1,861,208
Weighted average remaining contractual life (years)	2 years 11 months 23 days
Weighted average exercise price	$ 13.91
Exercisable
Number of options | shares	863,792
Weighted average exercise price	$ 13.56
Exercise Price Range Two [Member]
Outstanding
Ranges of exercise price, Lower limit	15.09
Ranges of exercise price, Upper limit	$ 19.30
Number of options | shares	2,557,703
Weighted average remaining contractual life (years)	2 years 8 months 1 day
Weighted average exercise price	$ 16.69
Exercisable
Number of options | shares	927,338
Weighted average exercise price	$ 16.96
Exercise Price Range Three [Member]
Outstanding
Ranges of exercise price, Lower limit	20.62
Ranges of exercise price, Upper limit	$ 23.66
Number of options | shares	782,750
Weighted average remaining contractual life (years)	4 years 6 months 11 days
Weighted average exercise price	$ 22.10
Exercisable
Number of options | shares
Weighted average exercise price